ROU ASSET AND LEASES (Tables)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Rou Asset And Leases
SUMMARY OF ROU ASSET AND OPERATING LEASE LIABILITIES

The following is a summary of ROU asset and operating lease liabilities:

	May 31, 2025	August 31, 2024
Assets:
ROU asset	$138,640	$199,647

Liabilities:
Current:
Operating lease liabilities	$97,619	$99,445
Non-current
Operating lease liabilities	46,870	108,891
Total lease liabilities	$144,489	$208,336

The following is a summary of ROU asset and operating lease liabilities:

	August 31, 2024	August 31, 2023
Assets:
ROU asset	$199,647	$271,021

Liabilities:
Current:
Operating lease liabilities	$99,445	$84,879
Non-current
Operating lease liabilities	108,891	198,163
Total lease liabilities	$208,336	$283,042

SCHEDULE OF MATURITIES OF LEASE LIABILITIES	As of May 31, 2025, the remaining maturities of lease liabilities were as follows:
Operating lease
2026	$97,619
2027	46,870
Total	$144,489
As of August 31, 2024, the remaining maturities of lease liabilities were as follows:
Operating lease
2025	$99,445
2026	79,016
2027	29,875
2028	-
2029 and thereafter	-
Total	$208,336